Average Annual Total Returns - Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF before tax Inception Date	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF before tax 1 Year	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF before tax 5 Years	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF before tax Since Inception	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF After tax on distributions 1 Year	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF After tax on distributions 5 Years	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF After tax on distributions Since Inception	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF After tax on distributions and sale of fund shares Since Inception	CSI 500 Index (reflects no deductions for fees, expenses or taxes) 1 Year	CSI 500 Index (reflects no deductions for fees, expenses or taxes) 5 Years	CSI 500 Index (reflects no deductions for fees, expenses or taxes) Since Inception	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	May 21, 2014	24.86%	(3.21%)	3.41%	24.80%	(3.85%)	2.78%	14.95%	(2.56%)	2.51%	25.78%	(1.72%)	5.22%	21.51%	5.51%	3.70%